Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash On Hand And Bank [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged	$ 86.2	$ 124.0
Current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	175.7	243.0
Non-current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	$ 29.0	$ 18.7